Summary of Significant Accounting Policies (Details Narrative) (10-K)		1 Months Ended	6 Months Ended		12 Months Ended		27 Months Ended
	Jan. 01, 2012	Aug. 31, 2018	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jul. 31, 2018	Jan. 02, 2019	Dec. 31, 2016 USD ($)
Net income (loss)			$ 36,002	$ (31,526)	$ (279,281)	$ (32,829)
Current liabilities, net			1,004,614		539,750	2,500
Total equity (deficit)			(144,447)	$ 66,367	(178,436)	97,500			$ 13,862
Cash and cash equivalents			$ 378,136		$ 189,210
Potentially dilutive ordinary shares | shares
Operating lease term			1 year
ASU 2016-02 [Member]
Operating lease term					12 months			12 months
Revenue [Member]
Concentration of credit risk			10.00%		10.00%	10.00%
RMB [Member]
Foreign currency risk, percentage			80		80
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%					3.00%